SUMMARY OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	27,680,040	24,573,700
Weighted-Average Remaining Life In Years	3 years 6 months 7 days	4 years 2 months 23 days
Weighted-Average Exercise Price	$ 1.03	$ 0.86
Number Exercisable	14,189,571	7,228,195
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.38	$ 0.38
Outstanding Options	3,000,000	3,000,000
Weighted-Average Remaining Life In Years	2 years 10 months 13 days	3 years 7 months 13 days
Weighted-Average Exercise Price	$ 0.38	$ 0.38
Number Exercisable	3,000,000	1,666,667
Exercise Price RangeTwo [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.40	$ 0.40
Outstanding Options	3,600,000	3,600,000
Weighted-Average Remaining Life In Years	2 years 9 months 21 days	3 years 6 months 21 days
Weighted-Average Exercise Price	$ 0.40	$ 0.40
Number Exercisable	3,000,000	2,000,000
Exercise Price RangeThree [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.50	$ 0.50
Outstanding Options	12,026,000	11,626,000
Weighted-Average Remaining Life In Years	3 years 4 months 9 days	4 years 3 months
Weighted-Average Exercise Price	$ 0.50	$ 0.50
Number Exercisable	8,081,238	3,561,528
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 2.00	$ 2.00
Outstanding Options	6,277,700	5,007,700
Weighted-Average Remaining Life In Years	4 years 1 month 20 days	4 years 9 months 25 days
Weighted-Average Exercise Price	$ 2.00	$ 2.00
Number Exercisable	108,333
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 2.05	$ 2.05
Outstanding Options	1,857,000	1,340,000
Weighted-Average Remaining Life In Years	4 years 3 months 10 days	4 years 11 months 4 days
Weighted-Average Exercise Price	$ 2.05	$ 2.05
Number Exercisable
Exercise Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 3.05
Outstanding Options	170,000
Weighted-Average Remaining Life In Years	4 years 9 months 29 days
Weighted-Average Exercise Price	$ 3.05
Number Exercisable
Exercise Price Range Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 3.60
Outstanding Options	155,000
Weighted-Average Remaining Life In Years	4 years 9 months 29 days
Weighted-Average Exercise Price	$ 3.60
Number Exercisable
Exercise Price Range Eight [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 4.00
Outstanding Options	499,340
Weighted-Average Remaining Life In Years	4 years 9 months 29 days
Weighted-Average Exercise Price	$ 4.00
Number Exercisable
Exercise Price Range Nine [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 6.75
Outstanding Options	95,000
Weighted-Average Remaining Life In Years	4 years 9 months 25 days
Weighted-Average Exercise Price	$ 6.75
Number Exercisable